Preferred Stock and Stockholders' Equity - Additional Information (Detail)				12 Months Ended
		Sep. 30, 2022 USD ($)	Jan. 24, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) TradingDays $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 25, 2021 shares	Aug. 24, 2021 shares
Class Of Stock [Line Items]
Share purchases under the Purchase Agreement | shares				0
Common stock value issued	[1]			$ 0	$ 0
Common stock, shares issued | shares				2,994,679	1,679,602
Proceeds from exercise of common stock options and warrants				$ 56,000	$ 3,000
Preferred stock, shares authorized | shares				100,000,000	100,000,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares				0	0
Preferred stock, shares outstanding | shares				0	0
Stock options outstanding | shares				480,875	349,495
Option, exercise price range, lower range limit | $ / shares				$ 100
Option, exercise price range, upper range limit | $ / shares				$ 110
Share-based payment award, expiration period				5 years
Fair value of vested option				$ 5,000,000
Share-based payment arrangement, expense				4,600,000	$ 5,000,000
Unrecognized compensation cost related to outstanding employee options				$ 4,600,000
Expected term (in years)				2 years 2 months 12 days
Unrecognized compensation cost related to outstanding nonemployee options				$ 900,000
Outstanding non employee expense expected period				8 months 12 days
Employee Option [Member]
Class Of Stock [Line Items]
Weighted-average grant date fair value | $ / shares				$ 9.39
Non-Employee Option [Member]
Class Of Stock [Line Items]
Weighted-average grant date fair value | $ / shares				$ 9.56
Maximum [Member]
Class Of Stock [Line Items]
Expected term (in years)				6 years 1 month 6 days	6 years 1 month 6 days
Minimum [Member]
Class Of Stock [Line Items]
Expected term (in years)				5 years 3 months 18 days	5 years 2 months 12 days
2013, Equity Incentive Plan
Class Of Stock [Line Items]
Stock options outstanding | shares				130,694		156,781
2021, Equity Incentive Plan
Class Of Stock [Line Items]
Number of shares reserved for future issuance | shares				96,449
Shares authorized | shares				446,630
Shares purchased for award | shares				375,506
Intrinsic value of options exercised				$ 0	$ 0
2021 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Shares fair market value percentage							85.00%
Number of shares reserved for future issuance | shares				59,144			35,200
Increase in reserved shares, percentage							1.00%
2021 Employee Stock Purchase Plan [Member] | Maximum [Member]
Class Of Stock [Line Items]
Number of shares reserved for future issuance | shares							600,000
ATM Offering Program [Member]
Class Of Stock [Line Items]
Payments of commission percentage		3.00%
Common stock, shares issued | shares				537,200	19,157
Shares Issued Price Per Share | $ / shares				$ 13.48	$ 15.03
Proceeds from exercise of common stock options and warrants				$ 7,200,000	$ 300,000
Temporary equity underwriting discounts, commissions and fees				$ 400,000	$ 200,000
ATM Offering Program [Member] | Maximum [Member]
Class Of Stock [Line Items]
Common stock value issued		$ 0
May 2023 Register Direct Offering [Member]
Class Of Stock [Line Items]
Common stock, shares issued | shares				188,000
Shares Issued Price Per Share | $ / shares				$ 16.375
Proceeds from exercise of common stock options and warrants				$ 7,500,000
Net proceed				6,700,000
Amortization of sales commissions				$ 800,000
May 2023 Register Direct Offering [Member] | Private Placement [Member] | H.C. Wainwright & Co [Member]
Class Of Stock [Line Items]
Managemengt fees percentage				1.00%
Gross proceed				7.00%
Costs and expenses				$ 75,000,000
Clearing fees				$ 15,950,000
June 2023 Registered Direct Offering
Class Of Stock [Line Items]
Common stock, shares issued | shares				238,000
Shares Issued Price Per Share | $ / shares				$ 28.125
Proceeds from exercise of common stock options and warrants				$ 8,700,000
Net proceed				7,800,000
Amortization of sales commissions				$ 900,000
June 2023 Registered Direct Offering | Private Placement [Member] | H.C. Wainwright & Co [Member]
Class Of Stock [Line Items]
Managemengt fees percentage				1.00%
Gross proceed				7.00%
Costs and expenses				$ 50,000,000
Clearing fees				$ 15,950,000
Sponsor Shares [Member]
Class Of Stock [Line Items]
Stock options outstanding | shares				162,250
Share based compensation options vesting shares | shares				12,000
Sponsor Shares [Member] | Maximum [Member]
Class Of Stock [Line Items]
Trading days | TradingDays				30
Sponsor Shares [Member] | Minimum [Member]
Class Of Stock [Line Items]
Trading days | TradingDays				20
Holder of More Than 10% [Member]
Class Of Stock [Line Items]
Option, exercise price range, lower range limit | $ / shares				$ 10
Common Stock [Member] | 2021 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Stock issued under employee stock purchase plans | shares				5,694	3,433
Common Stock [Member] | Sponsor Shares [Member]
Class Of Stock [Line Items]
Shares Issued Price Per Share | $ / shares				$ 375
Purchase Agreement [Member]
Class Of Stock [Line Items]
Other expense relating to the commitment fee			$ 800,000
Lincoln Park [Member]
Class Of Stock [Line Items]
Purchase Agreement			36 months
Initial purchase amount			$ 3,000,000
Initial purchase number of shares | shares			22,304
Shares issued, commitment shares | shares			5,717
Lincoln Park [Member] | Maximum [Member]
Class Of Stock [Line Items]
Available for sales of common shares under the facility			$ 50,000,000
Lincoln Park [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Ownership percentage			4.99%
Lincoln Park [Member] | Common Stock [Member] | Maximum [Member]
Class Of Stock [Line Items]
Purchase shares | shares			1,200
Lincoln Park [Member] | Purchase Agreement [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Price per share | $ / shares			$ 160.5
Percentage of common shares outstanding prior to the execution of purchase agreement			19.99%
Aggregate number of common shares | shares			325,357
Lincoln Park [Member] | Regular Purchase [Member]
Class Of Stock [Line Items]
Trading volume percentage			25.00%
Percentage of common shares outstanding prior to the execution of purchase agreement			97.00%
Lincoln Park [Member] | Regular Purchase [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Regular purchase, description			The Fully Adjusted Regular Purchase Share Limit may be increased as follows: to up to 2,000 shares if the closing price is not below $125.00, and up to 3,000 shares if the closing price is not below $250.00
Committed obligation amount			$ 500,000
Lincoln Park [Member] | Regular Purchase [Member] | Common Stock [Member] | Maximum [Member]
Class Of Stock [Line Items]
Purchase shares | shares				1,200

[1]	Amounts have been retroactively restated to reflect the 1-for-25 reverse stock split effected on January 12, 2024 (see Note 1. Organization and Basis of Presentation of the accompanying notes to the consolidated financial statements).